Disposition Activity (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Branch Closure Costs

disposals. The following table shows the costs the Company incurred that are included in its statements of comprehensive income for the years indicated. The Company estimates future exit costs, which would include additional employee termination costs, fixed asset disposals, and lease termination costs, will not be material.

	For the Years Ended December 31,
(Dollars in thousands)	2013	2012
Employee termination	$299	$477
Accelerated depreciation	1,033	576
Contract termination	659	20
Impairment	4,941	2,743

	$6,932	$3,816